FAIR VALUE MEASUREMENTS - Investments at Fair Value on Recurring Basis (Details) - EBP 100 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 348,685,419	$ 311,278,268
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	319,513,649	278,587,453
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	201,301,515	278,587,453
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	118,212,134	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	29,171,770	32,690,815
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	185,564,910	263,806,407
Registered investment companies | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	185,564,910	263,806,407
Registered investment companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	185,564,910	263,806,407
Registered investment companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Registered investment companies | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	147,383,904	32,690,815
Collective investment trusts | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	118,212,134
Collective investment trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Collective investment trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	118,212,134
Collective investment trusts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Collective investment trusts | Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	29,171,770	32,690,815
Company common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	15,736,605	14,781,046
Company common stock fund | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	15,736,605	14,781,046
Company common stock fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	15,736,605	14,781,046
Company common stock fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Company common stock fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0	$ 0